Shareholder Report, Average Annual Return (Details) 191610_DoubleLine Total Return Bond Fund_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	4.45%	0.59%	1.59%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	5.79%	0.45%	1.43%